Other Income (Expense), Net - Schedule of Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nonoperating Income Expense [Abstract]
Government grants	$ 726		$ 560
Fair value changes of financial instrument			33
Interest income	347	$ 31	29
Foreign exchange loss	317	52	(246)
Loss of convertible promissory notes		(25)	(271)
Depository bank incentive	1	368
Others	(138)	82	(114)
Nonoperating Income (Expense)	$ 1,253	$ 508	$ (9)